Consolidated Statements of Changes In Shareholders’ Equity (Deficiency) - CAD ($)	Capital stock	Reserve – warrants	Reserve – stock options	Other component of equity	Deficit	Equity (deficiency) attributable to owners of the capital stock of the parent	Non- controlling interests	Total
Balance at Sep. 30, 2020	$ 280,933,299		$ 13,438,814	$ 2,431,688	$ (316,063,712)	$ (19,259,911)	$ (157,992)	$ (19,417,903)
Business combination	5,253,635					5,253,635		5,253,635
Stock-based compensation			10,624,628			10,624,628		10,624,628
Warrant issuance		670,703				670,703		670,703
Options exercised	37,883		(12,074)			25,809		25,809
Vesting of Vayavision’s shares			(127,380)			(127,380)	127,380
Net loss and comprehensive loss					(46,959,038)	(46,959,038)	(1,897,955)	(48,856,993)
Balance at Sep. 30, 2021	286,224,817	670,703	23,923,988	2,431,688	(363,022,750)	(49,771,554)	(1,928,567)	(51,700,121)
Business combination	2,215,739					2,215,739		2,215,739
Shares issuance (Note 9)	145,235,091					145,235,091		145,235,091
Stock-based compensation			4,917,057			4,917,057		4,917,057
Options exercised	14,121		(4,899)			9,222		9,222
Vesting of Vayavision’s shares			(127,380)			(127,380)	127,380
Net loss and comprehensive loss					(69,318,848)	(69,318,848)	(4,099,897)	(73,418,745)
Balance at Sep. 30, 2022	433,689,768	670,703	28,708,766	2,431,688	(432,341,598)	33,159,327	(5,901,084)	27,258,243
Shares issuance (Note 9)	18,277,628					18,277,628		18,277,628
Stock-based compensation			1,753,734			1,753,734		1,753,734
Net loss and comprehensive loss					(36,562,257)	(36,562,257)	(2,488,696)	(39,050,953)
Balance at Jun. 30, 2023	451,967,396	670,703	30,462,500	2,431,688	(468,903,855)	16,628,432	(8,389,780)	8,238,652
Balance at Sep. 30, 2022	433,689,768	670,703	28,708,766	2,431,688	(432,341,598)	33,159,327	(5,901,084)	27,258,243
Shares issuance (Note 9)	18,556,436					18,556,436		18,556,436
Stock-based compensation			3,078,006	437,500		3,515,506		3,515,506
Vesting of Vayavision’s shares			(127,380)			(127,380)	127,380
Net loss and comprehensive loss					(47,992,097)	(47,992,097)	(3,432,312)	(51,424,409)
Balance at Sep. 30, 2023	452,246,204	670,703	31,659,392	2,869,188	(480,333,695)	7,111,792	(9,206,016)	(2,094,224)
Business combination	65,372,812		117,246			65,490,058		65,490,058
Shares issuance (Note 9)	523,211			(2,087)		521,124		521,124
Shares issued upon exercise of PIPE warrants	2,059,081					2,059,081		2,059,081
Dividend in share	22,960,000				(22,960,000)
Stock-based compensation			5,883,736	506,774		6,390,510		6,390,510
Financing fees – credit facilities modification		1,643,714				1,643,714		1,643,714
Warrant exercised	1,646,214	(1,643,714)				2,500		2,500
Options exercised	825,063		(373,215)	(944,274)	492,426
Closing of previous equity incentive plan			(31,659,392)		31,659,392
Net loss and comprehensive loss					(85,015,621)	(85,015,621)	(302,312)	(85,317,933)
Exercise of call option	57,724			(2,431,688)	(7,134,364)	(9,508,328)	9,508,328
Balance at Jun. 30, 2024	$ 545,690,309	$ 670,703	$ 5,627,767	$ (2,087)	$ (563,291,862)	$ (11,305,170)		$ (11,305,170)